STOCK-BASED COMPENSATION - RSUs and PSUs, Other Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STOCK-BASED COMPENSATION
Stock-based compensation cost, unrecognized, related to non-vested awards	$ 851	$ 934
RSUs and PSUs
STOCK-BASED COMPENSATION
Tax benefits realized in connection with vesting and release of awards	$ 180	$ 118	$ 228
Restricted Stock Units
STOCK-BASED COMPENSATION
Remaining weighted-average contractual term	3 years	3 years	3 years
Fair value of stock units granted	$ 484	$ 557	$ 606
Fair value of stock units vested and released	463	323	583
Stock-based compensation cost, unrecognized, related to non-vested awards	763	814	800
Cash received from employees as a result of vesting and release of awards	$ 0	0	0
Restricted Stock Units | Minimum
STOCK-BASED COMPENSATION
Vesting period	1 year
Restricted Stock Units | Maximum
STOCK-BASED COMPENSATION
Vesting period	5 years
Performance Share Units
STOCK-BASED COMPENSATION
Vesting period	3 years
Fair value of stock units granted	$ 113	138	174
Fair value of stock units vested and released	$ 51	$ 81	$ 156